Fair Value of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability derivatives not designated as hedging instruments	$ 12
Euro Swap rate[Member] | Other Noncurrent Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability derivatives not designated as hedging instruments	$ 12